The Advisors’ Inner Circle Fund III

Statement of Certification

Pursuant to Rule 497(j)

The Advisors’ Inner Circle Fund III (the “Trust”) hereby certifies that, to the best of its knowledge, the forms of Prospectuses and Statements of Additional Information dated January 28, 2022 that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from those contained in Post-Effective Amendment No. 316 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-192858 and 811-22920), which was filed electronically on January 28, 2022 (Accession No. 0001398344-22-001326).

The Advisors’ Inner Circle Fund III

By:	/s/ James Bernstein
James Bernstein

Title:	Vice President and Secretary

Date:	February 2, 2022